Stock-Based Compensation - Additional Information (Detail) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	3 Months Ended		7 Months Ended	12 Months Ended		1 Months Ended	12 Months Ended		7 Months Ended	12 Months Ended			1 Months Ended	7 Months Ended	12 Months Ended			12 Months Ended			1 Months Ended	12 Months Ended		3 Months Ended		5 Months Ended	12 Months Ended			12 Months Ended
	Jul. 31, 2010	Mar. 31, 2013	Mar. 31, 2012	Dec. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	May 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Seven Percent Restricted Preferred Stock [Member]	Dec. 31, 2012 Stock Options [Member]	Dec. 31, 2010 Restricted Stock And Units [Member]	Dec. 31, 2012 Restricted Stock And Units [Member]	Dec. 31, 2011 Restricted Stock And Units [Member]	Dec. 31, 2010 Restricted Stock And Units [Member]	Jul. 31, 2010 Restricted Preferred Stock [Member]	Dec. 31, 2010 Restricted Preferred Stock [Member]	Dec. 31, 2012 Restricted Preferred Stock [Member]	Dec. 31, 2011 Restricted Preferred Stock [Member]	Jul. 19, 2010 Restricted Preferred Stock [Member]	Dec. 31, 2012 Successor Stock Options [Member]	Dec. 31, 2012 Minimum [Member] Stock Options [Member]	Dec. 31, 2012 Maximum [Member] Stock Options [Member]	May 31, 2010 Related Party [Member] Restricted Stock [Member]	Dec. 31, 2012 Related Party [Member] Restricted Stock [Member]	Dec. 31, 2012 Related Party [Member] Stock Options [Member]	Mar. 31, 2013 Management Incentive Plan and Omnibus Incentive Plan [Member]	Mar. 31, 2012 Management Incentive Plan and Omnibus Incentive Plan [Member]	May 31, 2010 Management Incentive Plan and Omnibus Incentive Plan [Member]	Dec. 31, 2010 Management Incentive Plan [Member] Restricted Stock And Units [Member]	Dec. 31, 2012 Management Incentive Plan [Member] Successor Restricted Stock [Member]	May 27, 2010 Management Incentive Plan [Member] Successor Restricted Stock [Member]	Dec. 31, 2010 Management Incentive Plan [Member] Successor Stock Options [Member]	Dec. 31, 2010 Omnibus Plan [Member] Restricted Stock And Units [Member]	Dec. 31, 2010 Omnibus Plan [Member] Successor
Preferred Stock [Line Items]
Allocated Share-based compensation expense					$ 4,097	$ 3,198					$ 8,245	$ 7,062				$ 1,471	$ 1,573								$ 3,800	$ 4,825	$ 244
Restricted common stock granted									702,509																				757,896	757,896
Additional restricted common stock granted									78,057																				104,075
Percentage of restricted common stock granted																													4.00%
Common stock issuable under convertible preferred stock								178,771									116,207
Percentage of restricted 7% preferred stock granted								4.00%
Percentage of stock options granted									3.00%
Restricted common stock issued to directors and Oak Hill Advisors L.P. or its affiliates																			780,566			26,448	26,448	58,386
Options, Granted					385,600		41,664						861,971															26,448			58,386	167,872	532,600
Stock option awards grant term																				7 years	10 years
Stock option grants vest period first					3 years						3 years
Stock option grants vest period second					4 years						4 years
Stock option grants vest period three					5 years
Weighted-average grant date fair value of stock options granted				$ 11.42	$ 19.45	$ 20.53
Intrinsic value of stock options exercised					1,326	599
Options exercised				0	106,255
Total aggregate intrinsic value					$ 38.00
Unrecognized compensation expenses for stock options					10,339
Recognized weighted average period					3 years						1 year 6 months					1 year 1 month 6 days
Grants in Period, Weighted Average Grant Date Fair Value										$ 25.52	$ 41.93	$ 44.20			$ 127.77
Total fair value of restricted common shares and units vested											5,734	5,960				1,463	1,576
Unrecognized compensation expenses restricted shares of common stock											$ 8,997					$ 1,122
Restricted preferred stock shares outstanding											536,224	648,113				15,632	27,083	41,664
Stock dividend paid	10,780													435
Cumulative participating convertible preferred stock, dividend rate percentage		7.00%			7.00%											7.00%
Outstanding shares		957,017		1,052,444	958,333	1,003,108											27,083
Restricted preferred stock convert into common stock		32,315	66,947	77,758	42,888	83,507										67,074